Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of debt interest rate repricing [line items]
Total debt	£ (25,996)	£ (17,023)
Total interest bearing	(25,957)	(16,974)
Non-interest bearing	(39)	(49)
Floating and Fixed Rate Debt [member] | Later Than One Year [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(5,769)	(2,802)
Floating and Fixed Rate Debt [member] | Between 1 and 2 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,757)	(1,340)
Floating and Fixed Rate Debt [member] | Between 2 and 3 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,570)	(1,076)
Floating and Fixed Rate Debt [member] | Between 3 and 4 Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,568)	(16)
Floating and Fixed Rate Debt [member] | Between 4 and 5 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(2,010)	(1,475)
Floating and Fixed Rate Debt [member] | Between Five and Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(5,833)	(3,664)
Floating and Fixed Rate Debt [member] | Greater Than Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(7,489)	(6,650)
Fixed interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	(20,322)	(16,209)
Floating interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	£ (5,635)	£ (765)